Nicole C. Brookshire

T: +1 617 937 2357

nbrookshire@cooley.com

July 25, 2013

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Larry Spirgel

Celeste M. Murphy

Kate Beukenkamp

Ivette Leon

Joseph Kempf

RE:	Criteo S.A.

Draft Registration Statement on Form F-1

Submitted May 30, 2013

CIK No. 0001576427

Ladies and Gentlemen:

On behalf of Criteo S.A. (the “Company”), we are transmitting Confidential Draft Submission No. 2 (the “Amendment”) to the Registration Statement on Form F-1 (the “Registration Statement”). We are also sending a hard copy of this letter and the Amendment, including a version that is marked to show changes to the Registration Statement submitted to the U.S. Securities and Exchange Commission (the “Commission”) on May 30, 2013, to the staff of the Division of Corporation Finance (the “Staff”), in care of Ms. Beukenkamp.

The Amendment is being filed in response to comments received from the Staff by letter dated June 27, 2013 with respect to the Registration Statement (the “Comments”). Set forth below are the Company’s responses to the Comments. The numbering of the paragraphs below corresponds to the numbering of the Comments, which for your convenience we have incorporated into this response letter. Page references in the text of this response letter correspond to the page numbers of the Amendment.

General

1.	We note a number of blank spaces throughout your registration statement for information that you are not entitled to omit under Rule 430A, such as the anticipated price range information, the size of the offering and other information. Please include this disclosure as soon as practicable. Note that we may have additional comments once you have provided this disclosure. Therefore, allow us sufficient time to review your complete disclosure prior to any distribution of preliminary prospectuses.

500 BOYLSTON STREET, BOSTON, MA 02116-3736 T: (617) 937-2300 F: (617) 937-2400 WWW.COOLEY.COM

July 25, 2013

Page Two

Response:

The Company acknowledges the Staff’s comment and will include this information in a pre-effective amendment to the Registration Statement to be filed prior to the distribution of preliminary prospectuses.

2.	Please file all exhibits, including your legal opinion, as soon as practicable. We must review these documents before the registration statement is declared effective, and we may have additional comments.

Response:

The Company acknowledges the Staff’s comment and will include all remaining exhibits in one or more pre-effective amendments to the Registration Statement.

3.	As soon as practicable, please furnish us with a statement as to whether the amount of compensation to be allowed or paid to the underwriters has been cleared with FINRA. Prior to the effectiveness of this registration statement, please provided us with a copy of the letter or a call from FINRA informing us that FINRA has no additional concerns.

Response:

The Company acknowledges the Staff’s comment and will provide this FINRA confirmation to the Staff prior to the effectiveness of the Registration Statement.

4.	Please provide us with copies of any additional artwork you intend to include on the inside front and /or inside back cover pages of the prospectus. Since we may have comments that could result in material revisions to your artwork, we suggest that you provide us with enough time to finish commenting on your artwork prior to circulating preliminary prospectuses. See Item VII of the March 31, 2001 quarterly update to the Division of Corporation Finance’s “Current Issues and Rulemaking Projects Outline.”

Response:

The Company acknowledges the Staff’s comment and has included the proposed artwork in the Amendment.

5.	We note reference to third party information throughout the prospectus, including, but not limited to, references to information from IDC. Please provide us with marked copies of any materials that support third party statements, clearly cross-referencing a statement with the underlying factual support. Additionally, please tell us if any reports were commissioned by you for use in connection with this registration statement and, if so, please file the consent as an exhibit.

500 BOYLSTON STREET, BOSTON, MA 02116-3736 T: (617) 937-2300 F: (617) 937-2400 WWW.COOLEY.COM

July 25, 2013

Page Three

Response:

The Company acknowledges the Staff’s comment and has supplementally provided the requested information under separate cover to Ms. Beukenkamp.

6.	Please provide us with objective support for your assertions in your Prospectus Summary and Business sections regarding market conditions and your services. Also, ensure that you make clear upon what standard or measure you base your claims. For example, provide support for your statements regarding your belief that your offerings are “transforming” internet display advertising. This is just an example. To the extent that you do not have independent support for these statements, please disclose the bases for these beliefs.

Response:

The Company acknowledges the Staff’s comment and has supplementally provided the requested information under separate cover to Ms. Beukenkamp and has also revised the disclosure on pages 1, 66 and 102 of the Amendment.

7.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response:

The Company acknowledges the Staff’s comment and will supplementally provide the Staff such Rule 405 Communications to the extent applicable. The Company does not anticipate that any research reports will be published or distributed by any broker or dealer participating in its offering in reliance on Section 2(a)(3) of the Securities Act; however, if such research reports are published or distributed, the Company will provide such research reports to the Staff.

8.	We note throughout your registration statement your reference to your general use of the CPC model over the CPM model. Please explain, where appropriate, which of these models is used as the current industry “standard,” and if there is any additional models that are under consideration or that exist in the internet advertising industry (e.g. CPA).

Response:

In response to the Staff’s comment, the Company has revised the disclosure on page 106 of the Amendment.

500 BOYLSTON STREET, BOSTON, MA 02116-3736 T: (617) 937-2300 F: (617) 937-2400 WWW.COOLEY.COM

July 25, 2013

Page Four

Prospectus Summary, page 1

Business Overview, page 1

9.	Please revise your registration statement to include a table, for example, outlining your clients by type, such as, advertisers, advertising agencies, developers and publishers using examples of each as appropriate. Additionally, please make clear, in your Prospectus Summary and elsewhere as appropriate, the differences between the parties on this side of your business, which you refer to as “clients,” and “customers,” which represent the recipients of your ad delivery business.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on pages 1, 2, 5, 19, 20, 66, 102, 103, 107, 112, F-8 and F-56 of the Amendment. As disclosed in the F-1, our only clients are advertisers and the agencies which represent them. As described on page 113 of the Amendment, publishers are able to use our platform to manage and monetize their inventory but they are not clients of the Company. Like any other publisher, publishers using the PuMP platform only generate revenue if we purchase advertising impressions from them in order to display our clients’ advertisements.

10.	We note that your solution, comprised of the Criteo Engine, your data assets, access to display advertising inventory and your advertiser and publisher platforms are proprietary. Using concrete terms, please revise your disclosure here, and where appropriate, to elaborate on the makeup of these systems, for example, the use of servers, software and other tangible or fixed hardware, as well as networks or other less tangible aspects that comprise your systems.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on pages 1, 102 and 113 of the Amendment. We direct the Staff to our disclosure of the components of our solution on pages 110 through 114 of the Amendment and the infrastructure that supports our solution on page 114 of the Amendment.

11.	Please revise your disclosure to succinctly describe the process of your business, which appears to include analyzing the individual available user data to categorize the ad request embedded by your software on a client’s site and to place that user information in context so that you can deliver the most relevant available ad to the specific user. Using tangible terms, please detail the sequence of the analysis and function to explain the process of your business, giving investors a clear picture of the actual steps involved using specific information. For example, we note your current description includes information that, you, among other things:

500 BOYLSTON STREET, BOSTON, MA 02116-3736 T: (617) 937-2300 F: (617) 937-2400 WWW.COOLEY.COM

July 25, 2013

Page Five

•

require clients to integrate software code on their website to enable you to gather and import data regarding consumer behavior on their website into your systems and inform the algorithms underlying the Criteo Engine;

•	your system is designed to enable to you to predict user interest and recommend specific messaging and the products of your advertisers;

•	“the Criteo Engine then dynamically creates a customized advertisement for that user and ultimately determines the right price to pay for the advertising impression...”;

•	use “proprietary predictive algorithms”; and

•	employ “deep insights into consumer intent and purchasing habits.”

Response:

In response to the Staff’s comment, the Company has revised the disclosure on page 110 of the Amendment.

12.	We note your statements that you “use [y]our proprietary predictive algorithms coupled with deep insights into consumer intent and purchasing habits to deliver highly relevant and personalized internet display ads, which are priced and delivered in real time. [You] believe [y]our solution is transforming the internet display advertising industry by enabling superior engagement and conversion for [y]our clients compared to traditional solutions.” It appears that you consider your solution, including your algorithmic prediction ability and platform, to be a key differentiating factor between you and other online advertising providers: your ability to predict user interest in which advertising which then leads to optimal monetization of users. Please describe the basis for what you believe distinguishes your product and services from the “traditional solutions” of others.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on pages 1, 66 and 102 of the Amendment and has supplementally provided supporting information for certain of the factual statements on these pages under separate cover to Ms. Beukenkamp

13.	We note that “ad impressions” and “users” are key metrics for measuring the size and reach of your business. Please provide a full and clear definition and discussion of these terms. Similarly, provide a full and clear definition and discussion of “rich” data, media and advertisements.

500 BOYLSTON STREET, BOSTON, MA 02116-3736 T: (617) 937-2300 F: (617) 937-2400 WWW.COOLEY.COM

July 25, 2013

Page Six

Response:

In response to the Staff’s comment, the Company has revised the disclosure on pages 1 and 102 of the Amendment.

14.	In the third paragraph under this heading you state that the Criteo Engine process of ad delivery can be executed in under 150 milliseconds, resulting in the delivery of up to 25,000 advertisements every second. Please revise this statement here, and where appropriate to state whether you are consistently utilizing this full volume of delivery, or whether the number of advertisements delivered varies.

Response:

We believe the current disclosure accurately states the maximum capacity of the Criteo Engine. We have, however, revised the disclosure on page 110 of the Amendment in response to the Staff’s comment to disclose that the actual rate at which the system operates in any given period may vary.

Our Competitive Strengths, page 4

15.	In the second bullet point under this heading you state that you have access to consumer purchase behavior data, including products that a consumer has recently looked at or purchased. Please tell us more about this collection including whether you sell or otherwise share this information with you customers, or whether this data serves as a repository that is controlled only by you, but is used to provide a service to your customers e.g., deliver targeted advertisements.

Response:

We direct the Staff to the disclosure on page 113 of the Amendment which indicates that the Company currently utilizes the information it acquires from a client solely to benefit that client.

Risk Factors, page 14

General

16.	Please revise your Risk Factor section to discuss, where appropriate, the challenges your business may face due to the smaller screen or other technological characteristics or limitations associated with users viewing advertisements via mobile devices. We note that on page 104, for example, you discuss mobile device advertising as an opportunity to “significantly expand” your business.

500 BOYLSTON STREET, BOSTON, MA 02116-3736 T: (617) 937-2300 F: (617) 937-2400 WWW.COOLEY.COM

July 25, 2013

Page Seven

Response:

In response to the Staff’s comment, the Company has revised the disclosure on page 24 of the Amendment.

If we fail to innovate, adapt and respond effectively to rapidly changing..., page 23

17.	Please revise your disclosure here and where appropriate, for example, in your Business section to describe in greater detail your “mobile solution in Japan.” We note your disclosure on page 65.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on pages 3, 6, 24, 67, 104 and 109 of the Amendment to disclose the fact that the Company recently acquired Ad-X Limited, a complementary mobile technology, to enhance the Company’s mobile solution. As disclosed on page 109 of the Amendment, the Company’s mobile solution is similar to the Company’s desktop solution and enables the delivery of online display advertisements on mobile devices. The Company introduced this solution in Japan in the first quarter of 2013 and intends to enhance this solution and roll it out into other geographic markets in the future as described in the Amendment.

If we are unsuccessful at marketing our solution to businesses for use across..., page 24

18.	Looking to the final sentence of the first paragraph, please expand your disclosure to discuss what data, tests or other basis led you to believe that “your solution has not yet been fully adapted to, and is not yet widely recognized as being effective” for these additional growth strategies.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on page 24 of the Amendment.

Our business involves the use, transmission and storage of confidential..., page 28

19.	Please expand your disclosure to discuss in greater detail instances where you would “transfer data to additional data centers.” For example, discuss whether you do this regularly, as a part of typical business operations, for example.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on pages 30, 114 and 115 of the Amendment. Consistent with industry practice we replicate our data across our data centers to maximize availability and performance.

500 BOYLSTON STREET, BOSTON, MA 02116-3736 T: (617) 937-2300 F: (617) 937-2400 WWW.COOLEY.COM

July 25, 2013

Page Eight

Our business depends on our ability to maintain the quality of content of our.., page 29

20.	Please revise your disclosure to briefly discuss the measures in place to ensure that both your clients’ advertisements are not placed in publisher content that is unlawful or inappropriate.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on pages 30, 119 and 120 of the Amendment.

Our failure to maintain certain tax benefits ..., page 38

21.	Please explain the circumstances under which you would no longer be eligible for the CIR and explain why the French tax authorities have challenged certain CIR offsets.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on page 39 of the Amendment.

We may need additional capital in the future to meet out financial obligations..., page 44

22.	Revise to account for the proceeds to be raised in this offering.

Response:

The Company respectfully acknowledges the Staff’s comment, but has not revised the disclosure presently on page 45 of the Amendment to reflect the proceeds of the offering, as the Company believes that it has sufficient cash and cash equivalents and short-term investments for the next 12 months to operate the business whether or not the Company consummates the offering.

Our by-laws and French corporate law ..., page 46

23.	You state that shareholders have preferential subscription rights that may be waived under certain circumstances. Because there is uncertainty regarding whether you would file a registration statement in the United States or whether there would be an available exemption from the registration requirements of the Securities Act of 1933 if you were to extend preferential subscription rights, please describe the risk to U.S. shareholders that they would not be able to participate in such an offering.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on page 48 of the Amendment.

500 BOYLSTON STREET, BOSTON, MA 02116-3736 T: (617) 937-2300 F: (617) 937-2400 WWW.COOLEY.COM

July 25, 2013

Page Nine

You may be subject to limitation ... page 47

24.	Clarify that the only limitations that may be imposed on the transfer of ADSs are those permissible under General Instruction I.A.(1) of Form F-6 consistent with the disclosure on page 175.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on page 49 of the Amendment.

We may lose our foreign private issuer status ..., page 48

25.	To place this risk in context, please disclose the anticipated holdings of U.S. residents following the offering.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on page 50 of the Amendment.

U.S. investors may have difficulty enforcing ..., page 49

26.	You disclose that you have been advised about the recognition and enforceability of civil liabilities. To the extent that this disclosure is based on an opinion of counsel, please name counsel and file as an exhibit to the registration statement a signed consent of counsel to the use of its name and opinion. Refer to Item 101(g)(2) of Regulation S-K.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on page 51 of the Amendment to reflect the fact that this disclosure is not based on an opinion of counsel.

Management’s Discussion and Analysis..., page 65

General

27.	Please revise your disclosure under this section heading to discuss your increase in revenues and decrease in net income including what aspects of your business are contributing to this result.

500 BOYLSTON STREET, BOSTON, MA 02116-3736 T: (617) 937-2300 F: (617) 937-2400 WWW.COOLEY.COM

July 25, 2013

Page Ten

Response:

In response to the Staff’s comment, the Company has revised the disclosure on page 66 of the Amendment to include highlights of the Company’s financial performance in the last three years and on pages 81 and 82 of the Amendment to explain the drivers of the Company’s net income performance over the last three years. The Company directs the Staff to the disclosure on pages 69 and 77 of the Amendment for a discussion of the key contributors to the Company’s revenue performance over the past three years.

Overview, page 65

28.	We note that your client retention rate was nearly 90% is the last three years. Please revise this section and where appropriate to discuss the general contractual arrangements you have with your clients. Specifically, indicate the length of the term of a typical contract, for example.

Response:

We direct the Staff to the revised disclosure on pages 70 and 71 under the heading “Revenue” where we discuss the terms of our client arrangements.

29.	Please expand your disclosure to discuss in greater detail your “strategic partnership” with Yahoo! Japan. Explain the structure of this partnership and duration, for example. We note your corporate structure diagram including percentage ownership on page 115.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on pages 121 and 122 of the Amendment.

Results of Operations, page 73

30.	Please expand your discussion under results of operations for all periods to:

•

Provide a more robust explanation for the changes in line items within your statements of income. For example, in the revenue section on page 75, you generically refer to “rapid growth,” “increased penetration” and “significant traction with large clients.” You should separately quantify the increases from new and existing advertiser clients, as well as provide explanations to underlying increases or decreases in the volume and/or price of client transactions in the various services you offer,

•

In the cost of revenue section on page 76, clarify and quantify the drivers underlying changes in cost of revenue in order to help explain the change in gross profit. For example, you should quantify the increase in number of purchased impressions and explain why traffic acquisition costs (TAC) increased as a percentage of revenue in EMEA,

500 BOYLSTON STREET, BOSTON, MA 02116-3736 T: (617) 937-2300 F: (617) 937-2400 WWW.COOLEY.COM

July 25, 2013

Page Eleven

•	Address income from operations and net income and provide insight into the underlying business drivers or conditions that contributed to changes in results of operations,

•

Describe any known trends or uncertainties that have had or you expect may reasonably have a material impact on your operations and if you believe that these trends are indicative of future performance. For example, you may want to explain whether you know of any trends or uncertainties regarding amounts the relationship between revenues and TAC, and revenues and sales and operations expense if either has a potential material impact on future performance, as required by Item 5D of Form 20-F.

We refer you to the Interpretive Guidance in SEC Release 33-8350.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on pages 77, 78, 81 and 82 of the Amendment. The Company also directs the Staff to consider the trend statements made on pages 69, 70, 72 and 73, regarding the Company’s expectations regarding revenue, revenue excluding traffic acquisition costs, adjusted EBITDA and operating expenses.

Liquidity and Capital Resources, page 83

31.	Please revise your discussion of financing activities to address the impact of future events such as the stock offering and any significant potential stock option exercises subsequent to the offering. We refer you to the Interpretive Guidance in SEC Release 33-8350.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on page 87 of the Amendment. The Company directs the Staff’s attention to the current disclosure on page 88 of the Amendment vis-à-vis the future impact of equity linked or debt financings that the Company may conduct in the future.

Business, page 98

Overview, page 98

32.	We note in the fourth paragraph of this section that you “obtain large volumes of consumer purchase... data.” Please disclose whether this data contains any personal information or information that would allow you, or a third-party, to identify a specific individual.

500 BOYLSTON STREET, BOSTON, MA 02116-3736 T: (617) 937-2300 F: (617) 937-2400 WWW.COOLEY.COM

July 25, 2013

Page Twelve

Response:

In response to the Staff’s comment, the Company has revised the disclosure on page 113 of the Amendment.

33.	We note your discussion surrounding your technology solutions both for advertisers and publishers. Please revise your disclosure here and where appropriate to discuss in greater detail the meaning of the term including the service or technology provided by these parties.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on pages 2 and 103 of the Amendment. The Company also directs the Staff to the Company’s response to Comment 9 above.

Benefits of Our Solution, page 102

Commitment to Privacy, page 102

34.	Please revise your disclosure to tell us if you actively ensure the anonymity of users and their data on your systems and, if so, how you do it.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on page 113 of the Amendment to clarify that the information we collect is non-identifying.

Performance Driven Business Model, page 102

35.	Please expand your disclosure to describe the other ways a user may engage with your advertisements, aside from clicking on them, that could result in a revenue generating event.

Response:

The Company respectfully acknowledges the Staff’s comment. The Company directs the Staff’s attention to page 67 of the Amendment where the Company discloses that 99% of its revenue was generated from advertising campaigns sold on a cost per click basis over the last three years. In light of the de minimus impact of other means of engagement with advertisements, the Company elected not to highlight these other means in the Business Section of the Amendment.

36.	Please clarify whether you have the capability to determine whether a click, or other user interaction with an advertisement, resulted in a post-click purchase.

500 BOYLSTON STREET, BOSTON, MA 02116-3736 T: (617) 937-2300 F: (617) 937-2400 WWW.COOLEY.COM

July 25, 2013

Page Thirteen

Response:

The Company has the capability to determine whether a click has resulted in a sale on an advertiser’s website. This information is provided to its advertiser clients through the dashboard available on the Company’s advertiser platform, as described on page 113 of the Amendment.

Our Solution, page 105

Criteo Engine, page 105

37.	Please expand your disclosure to discuss how you protect your proprietary Criteo Engine from unauthorized access. Revise your Risk Factors and Regulatory sections as appropriate.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on pages 114 and 115 of the Amendment. The Company directs the Staff’s attention to the risk factor on pages 29 and 30 of the Amendment that addresses potential breaches of the Company’s security infrastructure and the potential risks the Company faces regarding such potential breaches.

Board Composition, page 120

38.	Please identify the members of the Works’ Council or advise us why you believe this disclosure is not required under Item 6 of Form 20-F.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on page 127 of the Amendment.

Agreements with Our Directors and Executive Officers, page 136

39.	Please disclose the material terms of each of the employment agreements or advise us why this disclosure is not required. We note that you intend to file two employment agreements. Please advise us why you do not intend to file the remaining employment agreements.

Response:

The Company respectfully acknowledges the Staff’s comment. As a foreign private issuer that furnishes information pursuant to Item 6.B of Form 20-F, the Company is not required to disclose compensation on an individual basis or to file compensatory arrangements unless such disclosure is required by the Company’s home jurisdiction or is otherwise publically disclosed by the Company. While not required under the applicable rules, the Company has elected to include voluntary disclosure of the compensation of the Company’s three most highly compensated employees. Consistent with this disclosure, the Company intends to file any employment agreements with the Company’s three most highly compensated employees with the Registration Statement.

500 BOYLSTON STREET, BOSTON, MA 02116-3736 T: (617) 937-2300 F: (617) 937-2400 WWW.COOLEY.COM

July 25, 2013

Page Fourteen

Form, Holding and Transfer of Shares, page 153

40.	Please explain how the administrative notice filing requirements will apply to investors who purchase ADSs in this offering.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on pages 161, 162 and 175 of the Amendment.

French Tax Consequences, page 185

41.	Please provide a tax opinion regarding the French tax consequences to U.S. holders.

Response:

In response to the Staff’s comment, Jones Day, the Company’s French counsel, will provide a tax opinion.

Please fax any additional comment letters concerning the Amendment to (617) 937-2400 and direct any questions or comments concerning the Amendment or this response letter to either the undersigned Nicole Brookshire at (617) 937-2357.

Very truly yours,

/s/ Nicole Brookshire

Nicole C. Brookshire

CC:	Benoit Fouilland

Paul Wensel

Paul Huie

500 BOYLSTON STREET, BOSTON, MA 02116-3736 T: (617) 937-2300 F: (617) 937-2400 WWW.COOLEY.COM